Summary of Significant Accounting Policies - Summary Of Detailed Information About Impacts On Adoption Of IFRS 16 Lease Policy (Detail) ¥ in Millions, $ in Millions	Dec. 31, 2019 CNY (¥)	Dec. 31, 2019 USD ($)	Jan. 01, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)
ASSETS
Right-of-use assets	¥ 43,073	$ 6,187
Deferred income tax assets	1,226	176		¥ 3,401	¥ 5,973
Total non-current assets	478,904	68,790		464,411	495,261
Total assets	562,499	80,798		540,320	571,983
EQUITY
Reserves	(18,803)	(2,701)		(20,154)	(20,912)
Retained profits
-Proposed final dividend	4,529	651		4,100	1,591
- Others	80,265	11,529		75,920	69,315
Total equity	320,755	46,074	¥ 313,212	314,286	304,347	¥ 227,682
LIABILITIES
Lease liabilities (non-current portion)	21,535	3,093	27,576
Total non-current liabilities	36,554	5,250		11,124
Lease liabilities (current portion)	10,790	1,550	9,144
Current portion of other obligations	2,604	374		2,844
Current liabilities	205,190	29,474		214,910
Net current liabilities	(121,595)	(17,466)		(139,001)	(165,900)
Total assets less current liabilities	¥ 357,309	$ 51,324		325,410	329,361
Previously stated [member]
ASSETS
Property, plant and equipment				384,475
Lease prepayments				9,290
Interest in associates				35,758
Deferred income tax assets				3,401
Other assets				14,645
Total non-current assets				464,411
Prepayments and other current assets				11,106
Total current assets				75,909
Total assets				540,320
EQUITY
Reserves				(20,154)
Retained profits
-Proposed final dividend				4,100
- Others				75,920
Total equity				314,286	¥ 304,347
LIABILITIES
Other obligations				190
Total non-current liabilities				11,124
Current portion of other obligations				2,844
Current liabilities				214,910
Net current liabilities				(139,001)
Total assets less current liabilities				325,410
Impact of adoption of IFRS 16 [member]
ASSETS
Property, plant and equipment				(343)
Lease prepayments				(9,290)
Right-of-use assets				47,359
Interest in associates				(264)
Deferred income tax assets				271
Other assets				(1,801)
Total non-current assets				35,932
Prepayments and other current assets				(526)
Total current assets				(526)
Total assets				35,406
EQUITY
Reserves				(107)
Retained profits
- Others				(967)
Total equity				(1,074)
LIABILITIES
Lease liabilities (non-current portion)				27,576
Other obligations				(6)
Total non-current liabilities				27,570
Lease liabilities (current portion)				9,144
Current portion of other obligations				(234)
Current liabilities				8,910
Net current liabilities				(9,436)
Total assets less current liabilities				26,496
As Restated [member]
ASSETS
Property, plant and equipment			384,132
Right-of-use assets			47,359	¥ 47,359
Interest in associates			35,494
Deferred income tax assets			3,672
Other assets			12,844
Total non-current assets			500,343
Prepayments and other current assets			10,580
Total current assets			75,383
Total assets			575,726
EQUITY
Reserves			(20,261)
Retained profits
-Proposed final dividend			4,100
- Others			74,953
Total equity			313,212
LIABILITIES
Lease liabilities (non-current portion)			27,576
Other obligations			184
Total non-current liabilities			38,694
Lease liabilities (current portion)			9,144
Current portion of other obligations			2,610
Current liabilities			223,820
Net current liabilities			(148,437)
Total assets less current liabilities			¥ 351,906